NOTE 11 - INCOME TAXES (Details) - Schedule of Deferred Assets and Liabilities - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Deferred Assets and Liabilities [Abstract]
Total deferred tax assets – net operating losses	$ 2,476,950	$ 3,731,181
Deferred tax liabilities
Depreciation	0	(789)
Net deferred tax assets	2,476,950	3,730,392
Valuation allowance	(2,476,950)	(3,730,392)
	$ 0	$ 0